Other operating income (Tables)	12 Months Ended
Dec. 31, 2024
Other operating income.
Schedule of components of other operating income

	Year Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Government grants	451,664	495,078	635,673
Claims income	202,649	168,940	177,924
Others	70,519	137,542	101,611

Total other operating income	724,832	801,560	915,208